INCOME TAX (Schedule of Net Deferred Tax Assets) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAX [Abstract]
Provision of doubtful accounts	$ 191,564	$ 51,821